Income taxes Income Taxes - Expiration of Non-Capital Losses for Income Tax Purposes (Details) CAD in Thousands	Dec. 31, 2015 CAD
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	CAD 60,897
Two Thousand Twenty-Six
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	283
Two Thousand Twenty-Seven
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Two Thousand Twenty-Eight
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Two Thousand Twenty-Nine
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1
Two Thousand Thirty
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Two Thousand Thirty-One
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	570
Two Thousand Thirty-Two
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	29,466
Two Thousand Thirty-Three
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	21,896
Two Thousand Thirty-Four
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,662
Two Thousand Thirty-Five
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	CAD 19